INCOME TAX - Reconciliation of federal income tax rate (Details)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Effective Income Tax Rate Reconciliation, Percent, Total	21.00%